Bank Loans and Lines of Revolving Credit Facility (Details Narrative) (USD $)	1 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Apr. 30, 2014	Jun. 30, 2014	Jul. 30, 2013 Fifth Third Term Loan [Member]	Dec. 31, 2013 Fifth Third Term Loan [Member]	Jul. 30, 2013 Fifth Third Revolving Credit Facility [Member]	Dec. 31, 2013 Fifth Third Revolving Credit Facility [Member]
Term loan			$ 600,000
Revolving credit facility	1,500,000	231,450	600,000	575,000	1,200,000	199,919
Percentage of effective interest rate	7.00%		3.00%	2.92%	2.75%	3.138%
Percentage of monthly payment to lender	5.00%
Percentage of termination premium equal to maximum loan amount	2.00%
Proceeds from lines of credit	988,000
Maximum borrowing capacity of line of credit		$ 1,268,550
Long term debt weighted average interest rate		6.80%